Guarantees, Engagements and Charges	12 Months Ended
Dec. 31, 2025
Guarantees, Contingent Liabilities, Engagements And Charges [Abstract]
Guarantees, Engagements and Charges
Note 30 - Guarantees, Engagements and Charges

A.	Engagements

(1)	Gecama wind energy project in Spain – transactions of hedging the electricity price

Gecama wind energy project with a total capacity of approximately 329MW (hereinafter: “the Project”) hedges the electricity prices in a CFD (Contract for Difference) format. For 2024 the Company hedged approximately 73% of its electricity production at a weighted average price of EUR 65.25 MWh. For 2026 the Company hedged approximately 31% of its forecasted electricity production at a weighted average price of EUR 60.9 MWh.

(2)	Pupin wind energy project in Serbia – Full commercial operation and signing on CFD agreement

Pupin wind farm, a project with a total capacity of 94 MW has achieved commercial operation during 2025. All the energy generated by the project in 2025 was sold on a merchant basis.

On October 2, 2023, following a tender process, the Company was awarded a 15-year inflation-linked Contract for Differences for the project. The arrangement will be structured through a CFD mechanism in which the state-owned utility Elektroprivreda Srbije will secure a base rate of EUR 68.88 per MWh for 72% of the project’s output linked to Eurostat's Consumer Price Index. The remaining of the produced electricity will be sold on a merchant basis. The Contract for Differences is expected to enter into effect during the first half of 2026.

(3)	Signing on agreement of selling a partnership holding a cluster of PV + Storage projects in Israel

At the beginning of 2025, the Company signed an agreement of selling 44% of a partnership (hereafter- “the Partnership”), which holds a cluster of PV + Storage projects in Israel to Harel Insurance Investments & Financial Services Ltd. and Amitim Senior Pension Funds (here after- “the Investors”, “the Sale Agreement”), who acquired a 25% and 19% stake respectively.

The Investors purchased 44% of the Partnership for a total investment of approximately USD 50 million in cash, of which USD 45 million paid upfront, and USD 5 million were paid by the Investors upon fulfillment of certain conditions set forth in the Sale Agreement.

The cluster consists of operational and pre-construction projects totaling 69 MW of solar generation and 448 MWh of energy storage capacity. A fully owned subsidiary of the Company will act as the General Partner in the Partnership.

In conjunction with the Sale Agreement, the Investors have Kick Out Right of 50% of the Company’s holdings in the General Partner, therefore the Company ceased to consolidate the financial results of the Partnership in its financial statements, and will accordingly recognized a profit of approximately USD 96 million, of which approximately USD 42 million is attributable to the gain on the partial sale of the Partnership and approximately USD 54 million is attributable to the revaluation of the remaining holdings.

(4)	Investment in Jupiter project in Germany

In December 2025, the Company signed an agreement to acquire a majority stake (expected 51%-60%) in Project Jupiter, a solar generation and battery energy storage project in Brandenburg, Germany, in partnership with Prime Capital AG on behalf of its Prime Green Energy Infrastructure Fund II (PGEIF II).

Project Jupiter is planned to include up to 150 MWp of solar generation capacity and 2,000 MWh of energy storage capacity, supported by a secured grid connection of up to 500 MW.

(5)	Two facilities win bids in the Israel Electricity Authority’s energy storage tender

In February 2025, the Company was awarded rights in the Israel Electricity Authority’s first availability tariff energy storage tender for two energy storage facilities located in Neot Smadar and Ohad, Israel. The awarded projects have a combined grid connection capacity of 300 MW, enabling the development of energy storage facilities with an estimated aggregate capacity of approximately 1,300 MWh, which may increase up to 1,900 MWh upon transition to the deregulated market.

Under the terms of the tender, the facilities are expected to operate under a regulated availability tariff for an initial period of five years, after which they may participate in the deregulated electricity market.

(6)	Winning in Israel’s first land tender for an integrated data center and renewable energy facility

In March 2025, the Company won an Israel Land Authority (ILA) tender to develop an integrated data center and renewable energy facility in Ashalim region of southern Israel. The project is planned to combine a state-of-the-art data center with adjacent solar generation and energy storage infrastructure. The development aligns with national infrastructure objectives to expand data center capacity outside Israel’s central region.

(7)	Baron Floating PV + Storage project in Israel – commercial operation

During 2025 the Company has commenced full commercial operation of the Baron project, a floating PV facility installed on a water reservoir and combined with energy storage. The project has a solar generation capacity of 21MW and an energy storage capacity of 160MWh. The entire electricity output generated by the project is sold to customers in Israel’s newly deregulated power market through Enlight's supplier division.

(8)	Atrisco PV + Storage project in the United States – additional Domestic Content tax equity investment

During August 2025, Atrisco battery energy storage project (BESS) qualified for an additional 10% Investment Tax Credit (ITC) on its storage component based on Domestic Content adder. As a result, the Company, through its subsidiary Clēnera Holdings, LLC, secured an additional USD 53 million in tax equity investment from a leading U.S. financial institution.

The incremental tax equity investment is expected to generate approximately USD 41 million in net proceeds to the Company, which are expected to be recognized as an increase in pre-tax profit over a five-year period, in accordance with the applicable accounting treatment for tax equity arrangements.

(9)	Quail Ranch PV + Storage project in the United States – partial commercial operation and tax equity arrangements

Quail Ranch PV and Storage project, located in New Mexico US, comprises a 128 MW solar generation facility and 400 MWh of energy storage capacity. The project benefits from a 20-year busbar power purchase agreement (PPA) and 20-year busbar energy storage agreement (ESA) with Public Service Company of New Mexico (PNM). The solar component achieved commercial operation in December 2025.

Tax equity partnership

The Company, through its subsidiary Clēnera Holdings, LLC, entered into a partnership agreement for a tax equity arrangement with Wells Fargo Bank N.A., a U.S. institutional investor, in connection with the Quail Ranch solar and energy storage project (the “Tax Partner”). Pursuant to the agreement, the Tax Partner provides tax equity financing, including a contribution following substantial completion of USD 131 million, expected to increase to nearly USD 150 million when including pay-go contributions over the first 10 years of operation.

The tax equity financing provides production tax credits (PTC) for the solar component and investment tax credits (ITC) for the storage component. Quail Ranch is also expected to qualify for the 10% Energy Community Adder under the Inflation Reduction Act.

(10)	Roadrunner PV + Storage project in the United States – partial commercial operation and tax equity arrangements

The Roadrunner PV and Storage project, located near Tucson, Arizona, US, comprises a 290 MW solar generation facility and 940 MWh of energy storage capacity. The solar project achieved commercial operation in December 2025 and is backed by a 20-year busbar power purchase agreement (PPA) with the Arizona Electric Power Cooperative.

Tax equity partnerships

The Company, through its subsidiary Clēnera Holdings, LLC, entered into tax equity partnership agreements for the Roadrunner Solar and Energy Storage project. The arrangements consist of two separate tax equity partnerships with U.S. financial institutions: a partnership with  J.P. Morgan Chase Bank for the solar project and a partnership with M&T Bank and First Citizens Bank for the energy storage project. Together, these partnerships represent approximately USD 340 million in tax equity commitments at the project’s commercial operation date (“COD”), which are expected to increase to nearly USD 390 million when including additional “pay-go” contributions over the first 10 years of operation.

The solar component benefits from Production Tax Credits (PTC), while the storage component receives Investment Tax Credits (ITC). The project is expected to qualify for the 10% Energy Community Adder.

(11)	Snowflake PV + Storage project in the United States - financial closing

During November 2025, the Company, through its U.S. subsidiary Clēnera Holdings LLC, entered into a debt financing agreement for the Snowflake A solar and energy storage project, located near Holbrook, Arizona, USA.

Snowflake A comprises 600 MW of solar generation capacity and 1,900 MWh of energy storage capacity. As part of the financing, the Company secured commitments totaling approximately USD 1.44 billion from a consortium of six global banks, including Wells Fargo Bank, N.A., BNP Paribas, Natixis Corporate and Investment Banking, Norddeutsche Landesbank Girozentrale (Nord/LB), Crédit Agricole Corporate and Investment Bank, and MUFG Bank, Ltd.

The financing is structured so that upon the project’s commercial operation date, a portion of the loan is expected to convert into a long-term term loan facility, with the remaining amounts expected to be repaid with proceeds from future tax equity investment.

The project is supported by a 20-year busbar power purchase and energy storage agreement with Arizona Public Service, which is expected to provide predictable cash flows over the life of the contract.

(12)	Country Acres PV + Storage project in the United States - financial closing

Country Acres consists of 403 MW of solar generation capacity and 688 MWh of energy storage capacity. The project is located near Sacramento, California, USA and has entered construction, with all procurement contracts executed. Country Acres has secured a busbar power purchase agreement with a 30-year term for solar generation and a 20-year term for energy storage with the Sacramento Municipal Utility District (“SMUD”). The Company also expects to conclude a tax equity transaction during the construction period.

On March 31, 2025, the Company, through its subsidiary Clenera Holdings, LLC, completed the financial closing for the Country Acres solar and energy storage project, As part of the financing arrangement, the Company secured debt financing commitments totaling approximately USD 773 million from a consortium of leading global banks, including BNP Paribas Securities Corp, Crédit Agricole, Natixis Corporate & Investment Banking, and Norddeutsche Landesbank Girozentrale (Nord/LB). Upon the project’s commercial operation date (“COD”), a portion of the construction financing is expected to convert into a USD 376 million term loan, with the remainder expected to be repaid through tax equity financing.

B.	Bank and other financial institutions guarantees which were issued by the Company:

(1)	Guarantees Issued in Connection with the Company’s Projects in United States:

As of December 31, 2025, guarantees in connection with the Company’s projects in the United States amounted to an aggregate of approximately USD 296.2 million, of which guarantees in the total amount of approximately USD 107 million were issued during 2025.

Subsequent to the reporting date, additional guarantees totaling approximately USD 101.7 million were issued in connection with the Company’s U.S. projects.

The following guarantees represent the main guarantees provided for certain U.S. projects:

(1)	PPA guarantee of USD 40 million was issued for the Co Bar SRP project.

(2)	PPA guarantees in the aggregate amount of approximately USD 57.7 million were issued for the Co Bar C project.

(3)	PPA guarantee of USD 40 million was issued for the Co Bar D project.

(4)	A guarantee in the amount of USD 14 million was issued in connection with the interconnection of the Thousand Lakes project.

(5)	LGIA guarantee in the amount of USD 12.4 million was issued for the Gemstone project.

(6)	A guarantee in the amount of USD 35.6 million was issued in connection with the financial close of the Country Acres project.

(7)	Subsequent to the reporting date, PPA guarantees in the aggregate amount of approximately USD 18 million were issued for the Crimson Orchard project.

(8)	Subsequent to the reporting date, a PPA guarantee in the amount of USD 31.5 million was issued for the Co Bar D project.

(9)	Subsequent to the reporting date, a PPA guarantee in the amount of USD 32 million was issued for the Co Bar SRP project.

(10)	Subsequent to the reporting date, an LGIA guarantee in the amount of USD 11.5 million was issued for the Javelina project.

(2)	Guarantees Issued in Connection with the Company’s Projects in Europe:

As of December 31, 2025, guarantees in connection with the Company’s projects in Europe amounted to an aggregate of approximately EUR 79.9 million, of which guarantees in the total amount of approximately EUR 42.2 million were issued during 2025.

The following guarantees represent the main guarantees provided for certain European projects:

(1)	A guarantee in the amount of EUR 14.3 million was issued in connection with the financial re-close of the Gecama project in Spain.

(2)	Two guarantees in the aggregate amount of approximately EUR 12 million were issued for the Gecama Data Center project.

(3)	Subsequent to the reporting date, a performance guarantee in the amount of EUR 6.1 million was issued in connection with the Company’s winning of a government tender in Italy for the Nardo project.

(3)	Guarantees Issued in Connection with the Company’s Projects in Israel:

As of December 31, 2025, guarantees in connection with the Company’s projects in Israel amounted to an aggregate of approximately NIS 241 million, of which guarantees in the total amount of approximately NIS 129.3 million were issued during 2025.

The following guarantees represent the main guarantees provided for certain projects in Israel:

(1)	High Voltage Storage Tender – performance guarantees provided to Noga in the amount of NIS 96.7 million.

(2)	Yatir Forest land transaction – financial guarantees provided to the Israel Land Authority in the amount of NIS 33.3 million.

(3)	Consumer supply agreements – financial guarantees provided to Noga in the aggregate amount of NIS 88.5 million.

(4)	Subsequent to the reporting date, an additional consumer agreement – financial guarantee in the amount of NIS 18 million was provided to Noga.

C.	Parent company guarantees:

In the Group’s ordinary course of business, the Group provides, from time to time, guarantees to back and secure various undertakings, including to secure undertakings by virtue of financing agreements in respect of projects, guarantees to secure undertakings in respect of tenders for renewable energy projects, guarantees towards statutory authorities in respect of projects, etc.

Presented below are details regarding the significant guarantees which the Company provided:

(1)	As part of acquiring the renewable energy company Clēnera in the United States, guaranties were given to secure the Company’s undertakings towards the entrepreneurs.

(2)
Guaranty in connection with the purchase of an additional solar and energy storage portfolio in the United States on December 30, 2022 (“the Tranche III Projects”) in favor of Parasol Renewable Energy Holdings LLC (“PREH”) up to a total of $54 million and will be reduced by earn out paid in the future in connection with the Tranche III Projects.

(3)
Parent guaranty in connection with Tax Equity for Apex in favor of CLI-HBAN Solar Trust, dated August 12, 2022. This guaranty would become effective only if (1) Clenera Holdings failed to pay the obligations under its guaranty and (2) the Apex project company failed to perform its obligations and. This guaranty covers Clenera’s tax indemnity obligations, certain operational obligations, and other obligations under the tax equity arrangement.

(4)
Sponsor Guaranty given by the Company (and Clenera Holdings, LLC) to MUFG Bank, Ltd., dated November 7, 2025. This guarantees certain Borrowers' obligations under the Snowflake debt financing agreement.

(5)	The following parental guaranties were issued with respect to Atrisco project:

(a)
Guaranty in connection with Tax Equity for Atrisco in favor of Bank of America dated November 17, 2023 (Atrisco PV). This guaranty was given to secure the obligations of the Class B Member, in accordance with Section 6.02 of the ECCA (breach of representation or warranty, among other things) and Section 9.01 of the LLCA (breach of representation or warranty, fraud, failure to maintain Reactive Power Capability, among other things) and all obligations of Class B Member under Section 12.03(b) of the LLCA (Class B deficit balance contribution obligation on liquidation).

(b)
Guaranty in favor of HSBC dated December 13, 2023 in connection with debt for Atrisco PV. This guaranty was given to secure the Atrisco project Company's obligations under the Financing Agreement with respect to (1) Merchant Tail prepayment; (2) Module Testing prepayment; (3) Reactive Power indemnity; and (4) Reactive Power prepayment.

(c)
Guaranty given by the Company to U.S. Bancorp Community Development Corporation, dated July 25, 2024 (Atrisco BESS - tax equity). This guarantees (a) Investor Indemnified Costs under the LLCA, and (b) all other obligations of the Obligors (including the Class B Member) under the ECCA, LLCA, Development Services and Construction Management Agreement, and Management Services Agreement.

(d)	See GIA as specified in section (16).

(6)	The following parental guaranties were issued with respect to CO Bar complex:

(a)
Letter of Indemnity, dated December 9, 2023, given by the Company in favor of Isreal Discount Bank Ltd. in connection with a letter of credit posted by Isreal Discount Bank as performance security with respect to certain obligations pursuant to the CO Bar 3 PPA, in the amount of $20 million.

(b)	See GIAs as specified in section (16).

(7)
Letter Agreement between Bank Hapoalim B.M. and Enlight Renewable Energy LLC dated as of September 3, 2021 (as amended from time to time). This letter agreement was entered into as a condition to Bank Hapoalim issuing letters of credit, which have been posted as performance security with respect to various PPA and LGIA obligations for the CO Bar 2, Crimson Orchard, Gemstone and Rustic Hills I projects, in the approximate aggregate amount of $88 million.

(8)
Various guaranties provided by the Company to Bank Leumi, made as a condition to Bank Leumi issuing various letters of credit posted as performance security with respect to various PPA, financing agreement and LGIA obligations for Coggon, Country Acres, Hagerman Springs, Horsepen Branch, Reedy Creek and Rustic Hills I, in the approximate aggregate amount of $46 million.

(9)	The following parental guaranties were issued with respect to Country Acres project:

(a)
Equity Commitment Letter given by the Company in favor of Tesla, Inc., dated December 9, 2024 (SPA B). This secures payment obligations of Country Acres Clean Power LLC under Sale and Purchase Agreement for purchase of batteries for the Country Acres project, in the approximate amount of $93 million (as such initial payment obligations are reduced by payment or modified by change order).

(b)
Amended and Restated Sponsor Guaranty given by the Company (and Clenera Holdings, LLC) to Natixis, New York Branch, dated April 25, 2025. This guaranties certain Borrowers' obligations under the debt financing agreement.

(c)	See guaranty as specified in section (8).

(10)	The following parental guaranties were issued with respect to Roadrunner project:

(a)
Equity Commitment Letter given by Enlight Renewable Energy LLC in favor of Tesla, Inc., dated September 6, 2025 (SPA). This secures payment obligations of Roadrunner Battery Storage LLC under Sale and Purchase Agreement for purchase of batteries for the Roadrunner project, in the amount of $44.5 million. Sponsor Guaranty given by the Company (and Clenera Holdings, LLC) to JPMorgan Chase Bank, National Association, dated September 26, 2025. This is a guaranty of Class B Member's obligations under the LLCA and ECCA.

(b)
Sponsor Guaranty given by the Company (and Clenera Holdings, LLC) to M&T Community & Environmental Development LLC and First-Citizens Bank & Trust Company, dated September 26, 2025. This is a guaranty of Class B Member's obligations under the LLCA and ECCA.

(c)	See guaranty as specified in section (9)(a).

(11)
Guaranty given by the Company pursuant to that NatPay Program Participating Customer Agreement, dated July 7, 2025, by and among Natixis, New York Branch, Clenera Holdings, LLC and the Company This guaranties Clenera Holdings, LLC’s obligations under the NatPay Program, a short term revolving credit facility with an outstanding balance of approximately $72M as of December 31, 2025.

(12)
Guaranty (as amendment from time to time) by the Company in favor of Credit Agricole Corporate and Investment Bank, guarantying the obligations of various Clenera entities pursuant to the Credit Agricole Bill of Exchange program (which in the aggregate had outstanding balances of approximately of $101M as of December 31, 2025).

(13)	The following parental guaranties were issues with respect to the Snowflake A Project:

(a)	Sponsor Guaranty given by the Company (and Clenera Holdings, LLC) to MUFG Bank, Ltd., dated November 7, 2025. This guaranties certain Borrowers' obligations under the debt financing agreement.

(b)
Equity Commitment Letter given by Enlight in favor of Tesla, Inc., dated June 30, 2025. This secures payment obligations of Snowflake Solar A LLC under Sale and Purchase Agreement for purchase of batteries for the Snowflake A project, in the approximate amount of $479 million (as such initial payment obligations are reduced by payment or modified by change order).

(14)	The following parental guaranties were issued with respect to Quail Ranch project:

(a)	Sponsor Guaranty given by the Company (and Clenera Holdings, LLC) to Natixis, New York Branch, dated April 10, 2025. This guaranties certain Borrowers' obligations under the debt financing agreement.

(b)	Sponsor Guaranty given by the Company (and Clenera Holdings, LLC) to Wells Fargo Bank, N.A., dated October 31, 2025. This guaranties the Class B Member's obligations under the LLCA and ECCA.

(15)	The following parental guaranties were issues with respect to the Crimson Orchard Project:

(a)
Sponsor Guaranty given by the Company (and Clenera Holdings, LLC) to MUFG Bank, Ltd., dated March 12, 2026. This guarantees certain Borrowers' obligations under the Crimson Orchard debt financing agreement.

(b)
Equity Commitment Letter given by the Company in favor of Tesla, Inc., dated September 25, 2025, to secure payment obligations of Crimson Orchard Solar LLC under Sale and Purchase Agreement for purchase of batteries for the Crimson Orchard project, in the approximate amount of $111 million (as such initial payment obligations are reduced by payment or modified by change order).

(16)
General Indemnity Agreements (GIAs), entered into during 2023 to 2025 by and among several U.S. insurance companies, Clenera Holdings, LLC, Enlight Renewable Energy LLC, and the Company, for L/C and bonding facilities in the total capacity of $829 million. From time to time, certain amounts under these facilities are utilized to secure performance obligations, mainly in connection with offtake agreements.

(17)	The Company issued several guarantees associated with the Gecama hybrid project in Spain:

(a)	Guaranty given by the Company in favor of the EPC contractor in the amount of approximately $ 18.5 million.
(b)
The following parental guarantee were issued to the turbine supplier with respect to Bjornberget wind project in Sweden. Currently this guarantee is limited to $19.6 million. This guaranty will expire earlier of: (1) the date upon which the company has paid under the guarantee an aggregate sum equal to the maximum aggregate liability; (2) when the last payment to the supplier under the contract has been credited to the account specified by the supplier in accordance with the terms of the contract.

(18)	Guarantees of up to $ 36 million issued in 2022 in conjunction with a share purchase agreement of projects in Croatia, for the payment obligations under the contract.

(19)
As part of the signing of the financing agreement with Raiffeisen Bank Zrt., for financing RAABA ACDC (Zalos) and RAABA Flow (Tapolca) projects in Hungary, the Company has provided on March 14, 2024 a guarantee in connection with all obligations and liabilities of RAABA ACDC kft. and RAABA Flow kft. (the Borrowers) under the SFA.

(20)	As part of the signing of the financing agreement with Bank Hapoalim, for financing 11 PV & storage projects in Israel, the Company has provided on November 29, 2023 the following guarantees:

(a)	Guarantee in connection with all obligations and liabilities of Enlight – Finance, Limited Partnership (the Borrower) under the SFA.

(b)
Guarantee in connection with all obligations and liabilities of the Company's Private Supplier (Enlight Enterprise, Limited Partnership) towards each of the Project Entities under each Private Supplier Agreement.

(21)
As part of its activity as a power supplier in the Israeli market, the Company provides from time to time guarantees to secure the Company's Private Power Supplier (Enlight Enterprise, Limited Partnership) obligations towards commercial customers and project entities (power producers).

(22)	Guarantee of up to $ 21.5 million in connection with batteries and solar modules supply agreements for PV & storage projects in Israel.

(23)
As part of the signing of the financing agreement with Discount Bank, for the financing of a floating PV & storage project in Israel, the Company has provided on December 17, 2024 the following guarantees:

(a)	Guarantee in connection with all obligations and liabilities of Enlight Floating Energy, Limited Partnership (the Borrower) under the SFA.

(b)
Guarantee in connection with all obligations and liabilities of the Company's Private Supplier (Enlight Enterprise, Limited Partnership) towards the Project Entity under the Private Supplier Agreement.

(24)
As part of our ongoing business as a power supplier in the Israeli market, the Company provides from time to time guarantees to secure the Company's Private Power Suppliers (Enlight Enterprise, Limited Partnership and Enlight Lilach, Limited Partnership) obligations towards commercial customers and project entities (power producers).

(25)	In addition, the Company has issued several parental guarantees as part of it regular course of business, in non-material amounts.